Pioneer Balanced ESG Fund

Schedule of Investments | April 30, 2021

Ticker Symbols:
Class A	AOBLX
Class C	PCBCX
Class K	PCBKX
Class R	CBPRX
Class Y	AYBLX

Shares	Value
UNAFFILIATED ISSUERS - 106.4%
COMMON STOCKS - 63.2% of Net Assets
Automobiles - 0.5%
63,703	Honda Motor Co., Ltd. (A.D.R.)	$1,899,623
Total Automobiles	$1,899,623
Banks - 2.9%
290,615	Bank of America Corp.	$11,778,626
Total Banks	$11,778,626
Beverages - 1.8%
54,340	Britvic Plc	$ 662,283
45,699	PepsiCo., Inc.	6,587,968
Total Beverages	$7,250,251
Biotechnology - 1.8%
48,969	AbbVie, Inc.	$5,460,043
30,297	Gilead Sciences, Inc.	1,922,951
Total Biotechnology	$7,382,994
Capital Markets - 1.2%
15,649	CME Group, Inc.	$3,160,942
10,400	T.Rowe Price Group, Inc.	1,863,680
Total Capital Markets	$5,024,622
Chemicals - 2.1%
33,776	Dow, Inc.	$2,111,000
7,553	Ecolab, Inc.	1,692,778
16,298	FMC Corp.	1,927,076
44,987	Huntsman Corp.	1,289,777
16,848	LyondellBasell Industries NV	1,747,812
Total Chemicals	$8,768,443
Commercial Services & Supplies - 1.3%
68,873(a)	IAA, Inc.	$4,325,913
75,303(a)	KAR Auction Services, Inc.	1,128,792
Total Commercial Services & Supplies	$5,454,705
Communications Equipment - 2.8%
120,191	Cisco Systems, Inc.	$6,118,924
29,274	Motorola Solutions, Inc.	5,512,294
Total Communications Equipment	$11,631,218
Consumer Discretionary - 0.6%
30,148	Omnicom Group, Inc.	$2,479,975
Total Consumer Discretionary	$2,479,975
Diversified Telecommunication Services - 0.3%
99,835	Lumen Technologies, Inc.	$1,280,883
Total Diversified Telecommunication Services	$1,280,883
Electrical Equipment - 1.0%
27,958	Eaton Corp. Plc	$3,996,037
Total Electrical Equipment	$3,996,037
Electronic Equipment, Instruments & Components - 1.0%
29,705	TE Connectivity, Ltd.	$3,994,431
Total Electronic Equipment, Instruments & Components	$3,994,431
Entertainment - 0.5%
10,295(a)	Walt Disney Co.	$1,915,076
Total Entertainment	$1,915,076
Equity Real Estate Investment Trusts (REITs) - 1.0%
14,675	Crown Castle International Corp.	$2,774,455
2,059	Equinix, Inc.	1,484,045
Total Equity Real Estate Investment Trusts (REITs)	$4,258,500
Financials - 2.0%
44,460	PNC Financial Services Group, Inc.	$8,311,797
Total Financials	$8,311,797
Food & Staples Retailing - 0.5%
46,200	Seven & i Holdings Co., Ltd.	$1,986,129
Total Food & Staples Retailing	$1,986,129
Food Products - 1.1%
55,194	Lamb Weston Holdings, Inc.	$4,443,117
Total Food Products	$4,443,117
Health Care - 1.0%
31,673	Medtronic Plc	$4,146,629
Total Health Care	$4,146,629
Health Care Equipment & Supplies - 0.6%
10,759	Becton Dickinson and Co.	$2,676,947
Total Health Care Equipment & Supplies	$2,676,947
Health Care Providers & Services - 1.7%
5,896	Anthem, Inc.	$2,236,884
41,203	CVS Health Corp.	3,147,909
10,858	Quest Diagnostics, Inc.	1,431,953
Total Health Care Providers & Services	$6,816,746
Hotels, Restaurants & Leisure - 1.1%
42,485(a)	Cedar Fair LP	$2,096,635
11,087	McDonald's Corp.	2,617,419
Total Hotels, Restaurants & Leisure	$4,714,054
Shares	Value
Industrial Conglomerates - 1.5%
27,954	Honeywell International, Inc.	$6,234,860
Total Industrial Conglomerates	$6,234,860
Information Technology - 2.1%
37,616	Visa, Inc.	$8,785,593
Total Information Technology	$8,785,593
Insurance - 2.1%
30,740	Chubb, Ltd.	$5,274,677
59,575	Sun Life Financial, Inc.	3,213,475
Total Insurance	$8,488,152
Interactive Media & Services - 4.9%
8,619(a)	Alphabet, Inc.	$20,284,817
Total Interactive Media & Services	$20,284,817
Internet & Direct Marketing Retail - 2.5%
10,704(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$2,472,089
2,314(a)	Amazon.com, Inc.	8,023,610
Total Internet & Direct Marketing Retail	$10,495,699
IT Services - 1.6%
18,291	Automatic Data Processing, Inc.	$3,420,234
20,186	Fidelity National Information Services, Inc.	3,086,440
Total IT Services	$6,506,674
Machinery - 2.2%
15,903	Caterpillar, Inc.	$3,627,633
67,304	Timken Co.	5,644,787
Total Machinery	$9,272,420
Media - 1.2%
90,587	Comcast Corp.	$5,086,460
Total Media	$5,086,460
Metals & Mining - 0.8%
9,753	Reliance Steel & Aluminum Co.	$1,563,503
32,899	Steel Dynamics, Inc.	1,783,784
Total Metals & Mining	$3,347,287
Oil, Gas & Consumable Fuels - 2.1%
28,898	Phillips 66	$2,338,137
59,074	Royal Dutch Shell Plc (A.D.R.)	2,244,812
62,456	Targa Resources Corp.	2,166,599
25,066	Valero Energy Corp.	1,853,881
Total Oil, Gas & Consumable Fuels	$8,603,429
Pharmaceuticals - 2.2%
61,860	AstraZeneca Plc (A.D.R.)	$3,282,910
21,555	Eli Lilly & Co.	3,939,607
11,285	Zoetis, Inc.	1,952,644
Total Pharmaceuticals	$9,175,161
Professional Services - 0.4%
18,807	Robert Half International, Inc.	$1,647,681
Total Professional Services	$1,647,681
Semiconductors & Semiconductor Equipment - 2.6%
24,342	Analog Devices, Inc.	$3,728,221
7,311	Lam Research Corp.	4,536,110
18,102	QUALCOMM, Inc.	2,512,557
Total Semiconductors & Semiconductor Equipment	$10,776,888
Software - 4.5%
3,944(a)	ANSYS, Inc.	$1,442,163
51,636	Microsoft Corp.	13,021,567
18,419(a)	salesforce.com, Inc.	4,242,264
Total Software	$18,705,994
Specialty Retail - 2.3%
16,757	Home Depot, Inc.	$5,423,738
57,630	TJX Cos., Inc.	4,091,730
Total Specialty Retail	$9,515,468
Technology Hardware, Storage & Peripherals - 0.6%
79,652	Hewlett Packard Enterprise Co.	$1,276,025
17,280	NetApp, Inc.	1,290,643
Total Technology Hardware, Storage & Peripherals	$2,566,668
Textiles, Apparel & Luxury Goods - 1.3%
74,537	Levi Strauss & Co.	$2,151,138
36,810	VF Corp.	3,226,764
Total Textiles, Apparel & Luxury Goods	$5,377,902
Trading Companies & Distributors - 1.5%
45,085(a)	AerCap Holdings NV	$2,626,201
27,942	Ferguson Plc	3,534,663
Total Trading Companies & Distributors	$6,160,864
TOTAL COMMON STOCKS
(Cost $180,404,103)	$261,242,820
Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.5% of Net Assets
Financials - 0.5%
1,231(b)	Wells Fargo & Co., 7.5%	$1,765,032
Total Financials	$1,765,032
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $1,810,572)	$1,765,032
Principal Amount USD ($)	Value
ASSET BACKED SECURITIES - 2.6% of Net Assets
427,358(c)	Ajax Mortgage Loan Trust, Series 2020-B, Class A1, 1.698%, 5/25/59 (144A)	$ 433,089
100,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	102,120
300,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	304,449
96,284	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	96,727
250,000(d)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 3.984% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	250,787
250,000(d)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.204% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	250,147
278,004	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	287,266
250,000(d)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.184% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	251,344
179,150(e)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	187,741
67,126	Conn's Receivables Funding LLC, Series 2019-B, Class B, 3.62%, 6/17/24 (144A)	67,384
242,503	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	239,990
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	498,830
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	100,370
197,500	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	209,251
50,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	51,357
30,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	31,522
200,000(e)	Finance of America HECM Buyout, Series 2021-HB1, Class M2, 2.084%, 2/25/31 (144A)	199,350
250,000(d)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.538% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	250,755
100,000	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	99,612
139,789	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	139,313
175,095	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	172,701
339,723(d)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.115% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	340,358
200,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	202,947
250,000(d)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.434% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	250,376
100,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	100,263
55,438	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	58,044
158,997	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.1%, 4/20/46 (144A)	160,627
100,000	NMEF Funding 2015-A LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	99,888
200,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	203,343
100,000	NMEF Funding LLC, Series 2019-A, Class C, 3.3%, 8/17/26 (144A)	102,499
250,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	256,067
100,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	99,836
250,000(d)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.082% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	250,027
300,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	303,960
210,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	213,658
200,000	Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	203,203
144,000	SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)	144,748
150,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30 (144A)	149,058
250,000(d)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.294% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	251,343
250,000(d)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 7.804% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	251,472
163,253	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	165,229
250,000(d)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.34% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	248,527
200,000(e)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	208,059
150,000(e)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	161,056
200,000(e)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	209,382
4,619(e)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	4,614
500,000(e)	Towd Point Mortgage Trust, Series 2020-2, Class M1B, 3.0%, 4/25/60 (144A)	501,267
169,887	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	175,863
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	118,474
250,000(d)	Trinitas CLO VI, Ltd., Series 2017-6A, Class DR4, 0.0% (3 Month USD LIBOR + 425 bps), 1/25/34 (144A)	250,125
250,000	United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25 (144A)	255,645
340,955	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	351,020
198,813	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	210,305
TOTAL ASSET BACKED SECURITIES
(Cost $10,603,845)	$10,725,388
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0% of Net Assets
110,000(e)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	$ 114,078
142,679(d)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 0.646% (1 Month USD LIBOR + 54 bps), 8/25/35	143,923
Principal Amount USD ($)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
115,743(d)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.706% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	$ 115,818
81,858(d)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.956% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	82,074
150,000(d)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.856% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	150,000
150,000(d)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.806% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	156,000
150,000(d)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.956% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	156,375
160,000(d)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.706% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	161,200
100,000(e)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2, 2.6%, 2/25/55 (144A)	102,023
100,000(e)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	102,929
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	150,369
200,000(e)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	199,121
266,056(e)	CIM Trust, Series 2019-J2, Class B4, 3.829%, 10/25/49 (144A)	257,583
500,000(e)	CIM Trust, Series 2019-R5, Class M3, 3.5%, 9/25/59 (144A)	520,538
543,678(e)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 2.641%, 2/25/58 (144A)	566,514
337,345(d)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.406% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	339,800
100,601(d)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.206% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	100,988
130,881(d)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.206% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	131,639
56,826(d)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 2.156% (1 Month USD LIBOR + 205 bps), 1/25/40 (144A)	57,194
150,000(d)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.106% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	150,971
82,591(d)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.806% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	82,976
210,548(d)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.906% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	210,684
160,000(d)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.706% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	162,374
174,185(d)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 2.656% (1 Month USD LIBOR + 255 bps), 12/25/30	177,737
61,619(d)	Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 0.765% (1 Month USD LIBOR + 65 bps), 2/15/24	61,436
596,265	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.5%, 11/15/25	631,508
21,011(d)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 0.515% (1 Month USD LIBOR + 40 bps), 5/15/41	21,234
170,518(d)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.435% (1 Month USD LIBOR + 655 bps), 8/15/42	36,154
28,415(d)	Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 0.406% (1 Month USD LIBOR + 30 bps), 4/25/36	28,575
22,769(d)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 0.426% (1 Month USD LIBOR + 32 bps), 11/25/36	22,919
12,578(d)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 0.656% (1 Month USD LIBOR + 55 bps), 9/25/37	12,779
74,581(d)	Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 0.556% (1 Month USD LIBOR + 45 bps), 7/25/41	75,863
190,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.206% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	198,293
190,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.106% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	202,623
55,567(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.856% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	56,337
130,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.81% (SOFR30A + 480 bps), 10/25/50 (144A)	137,654
160,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 2.81% (SOFR30A + 280 bps), 10/25/50 (144A)	162,644
80,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.66% (SOFR30A + 565 bps), 12/25/50 (144A)	79,900
150,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.206% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	153,249
60,000(d)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.356% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	63,229
130,000(d)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.66% (SOFR30A + 265 bps), 1/25/51 (144A)	127,396
225,000(d)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.76% (SOFR30A + 475 bps), 1/25/51 (144A)	212,894
120,000(d)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.01% (SOFR30A + 500 bps), 8/25/33 (144A)	112,646
24,969(d)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 0.856% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	24,969
Principal Amount USD ($)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
195,075(d)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 2.556% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	$ 198,379
57,914(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.456% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	58,570
110,000(d)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.41% (SOFR30A + 740 bps), 11/25/50 (144A)	123,212
565,185(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	77,115
473,382(d)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 3.234% (1 Month USD LIBOR + 335 bps), 1/20/50	38,706
291,449(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class A4, 2.5%, 6/25/51 (144A)	296,087
169,175(e)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	171,983
393,646(e)	GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, 2.5%, 7/25/51 (144A)	400,027
44,390(d)	Home Re, Ltd., Series 2018-1, Class M1, 1.706% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	44,500
68,968(d)	Home Re, Ltd., Series 2019-1, Class M1, 1.756% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,968
150,000(d)	Home Re, Ltd., Series 2020-1, Class M1C, 4.256% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	151,715
150,000(d)	Home Re, Ltd., Series 2020-1, Class M2, 5.356% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	153,621
100,000(e)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	102,800
397,588(e)	JP Morgan Mortgage Trust, Series 2021-4, Class A3, 2.5%, 8/25/51 (144A)	405,534
600,000(e)	JP Morgan Mortgage Trust, Series 2021-6, Class A3, 2.5%, 10/25/51 (144A)	610,922
750,000(e)	JP Morgan Mortgage Trust, Series 2021-6, Class A15, 2.5%, 10/25/51 (144A)	758,965
169,726(e)	MFA Trust, Series 2020-NQM1, Class A3, 2.3%, 8/25/49 (144A)	172,578
752,986(e)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	787,410
300,000(e)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	307,682
434,791(d)	New Residential Mortgage Loan Trust, Series 2018-4A, Class B1, 1.156% (1 Month USD LIBOR + 105 bps), 1/25/48 (144A)	424,997
125,810(e)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	127,950
188,872(e)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	199,308
265,000(d)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 1.681% (1 Month USD LIBOR + 158 bps), 12/25/34	265,482
150,000(d)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.706% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	151,077
150,000(d)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.356% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	150,576
600,000(e)	OBX Trust, Series 2021-J1, Class A19, 2.5%, 5/25/51 (144A)	605,672
600,000(e)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.482%, 4/25/51 (144A)	584,625
5,888(d)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.506% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	5,889
191,559(d)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.056% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	192,386
360,000(d)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.856% (1 Month USD LIBOR + 175 bps), 2/25/30 (144A)	351,358
250,000(e)	RMF Buyout Issuance Trust, Series 2020-1, Class M2, 2.623%, 2/25/30 (144A)	248,131
98,034(e)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	97,783
80,000(d)	STACR Trust, Series 2018-HRP2, Class M3, 2.506% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	81,229
150,000(d)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.606% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	151,085
350,000(d)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.506% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	350,866
201,360(e)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	207,289
430,000(e)	Vista Point Securitization Trust, Series 2020-1, Class A3, 3.201%, 3/25/65 (144A)	443,848
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,279,871)	$16,383,535
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3% of Net Assets
200,000(d)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.165% (1 Month USD LIBOR + 105 bps), 9/15/32 (144A)	$ 199,940
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	549,838
250,000(d)	Beast Mortgage Trust, Series 2021-1818, Class A, 1.3% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	250,230
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	335,405
150,000	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.352%, 12/15/62	160,808
150,000	Benchmark Mortgage Trust, Series 2020-B18, Class AM, 2.335%, 7/15/53	148,741
250,000	Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254%, 12/17/53	245,709
399,191(d)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.365% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	399,191
100,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	112,579
250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	272,780
198,820(d)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.165% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	193,736
248,926(d)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.465% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	240,176
500,000(e)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	539,855
Principal Amount USD ($)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
196,598(d)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.215% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	$ 196,972
334,196	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	356,586
250,000	COMM Mortgage Trust, Series 2014-UBS3, Class A4, 3.819%, 6/10/47	270,994
1,809	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	1,845
400,000(d)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.265% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	400,593
250,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	276,212
28,376(d)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 2.01% (SOFR30A + 200 bps), 1/25/51 (144A)	28,597
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2, 3.136%, 10/25/24	323,404
100,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.199%, 7/25/27 (144A)	105,961
114,295(d)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.411% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	114,850
250,000(e)	FREMF Trust, Series 2018-KW04, Class B, 4.045%, 9/25/28 (144A)	257,736
1,323,972(e)(f)	Government National Mortgage Association, Series 2017-21, Class IO, 0.641%, 10/16/58	66,944
290,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	313,230
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	212,487
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	396,406
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	285,327
2,450,000(e)(f)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.192%, 6/15/51	23,034
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	261,982
300,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	335,779
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	78,528
400,000(d)	TTAN, Series 2021-MHC, Class B, 1.21% (1 Month USD LIBOR + 115 bps), 3/15/38 (144A)	400,001
250,000(e)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 5.045%, 3/15/51	271,881
400,000(e)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	451,096
300,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class AS, 2.398%, 7/15/53	297,554
250,000(e)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	230,125
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $9,537,124)	$9,607,112
CORPORATE BONDS - 10.1% of Net Assets
Advertising - 0.1%
226,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 262,703
Total Advertising	$ 262,703
Aerospace & Defense - 0.2%
355,000	Raytheon Technologies Corp., 3.2%, 3/15/24	$ 378,931
505,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	507,203
Total Aerospace & Defense	$ 886,134
Airlines - 0.3%
138,648	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$ 139,455
289,203	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)	319,103
45,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	47,250
35,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	37,503
153,324	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	150,568
112,304	British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)	113,492
36,116	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	38,282
51,027	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	58,459
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	65,862
108,867	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	109,651
42,000	JetBlue 2020-1 Class A Pass Through Trust, 4.0%, 11/15/32	45,524
140,000	Southwest Airlines Co., 2.625%, 2/10/30	141,055
71,817	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	74,994
Total Airlines	$1,341,198
Auto Manufacturers - 0.3%
300,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$ 327,000
410,000(d)	General Motors Financial Co., Inc., 0.77% (SOFRRATE + 76 bps), 3/8/24	411,501
610,000(d)	Toyota Motor Credit Corp., 0.33% (SOFRRATE + 32 bps), 4/6/23	610,711
Total Auto Manufacturers	$1,349,212
Auto Parts & Equipment - 0.0%†
80,000	Dana, Inc., 4.25%, 9/1/30	$ 81,100
Total Auto Parts & Equipment	$ 81,100
Banks - 1.2%
200,000	ABN AMRO Bank NV, 4.8%, 4/18/26 (144A)	$ 226,384
200,000(e)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	216,720
200,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	208,500
217,000(e)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	242,689
475,000(b)(e)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	521,788
305,000(e)	BPCE SA, 2.277% (SOFRRATE + 131 bps), 1/20/32 (144A)	294,558
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	226,086
465,000(b)(e)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	485,046
195,000(e)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	209,398
Principal Amount USD ($)	Value
Banks - (continued)
140,000(e)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	$ 158,192
200,000(b)(e)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	208,000
650,000(b)(e)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	661,609
225,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	234,367
250,000	Truist Bank, 2.25%, 3/11/30	246,633
240,000(b)(e)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	264,749
65,000(b)(e)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	65,959
350,000(e)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	352,755
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	237,355
Total Banks	$5,060,788
Building Materials - 0.1%
116,000	Carrier Global Corp., 2.7%, 2/15/31	$ 117,176
118,000	Carrier Global Corp., 2.722%, 2/15/30	120,076
85,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	85,213
10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,525
Total Building Materials	$ 332,990
Chemicals - 0.1%
55,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	$ 54,784
71,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	75,792
25,000	Olin Corp., 5.0%, 2/1/30	26,313
150,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	153,188
Total Chemicals	$ 310,077
Commercial Services - 0.1%
35,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 37,012
90,000	Celestial-Saturn Merger Sub, Inc., 4.5%, 5/1/28 (144A)	89,868
110,000	Element Fleet Management Corp., 1.6%, 4/6/24 (144A)	111,257
115,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	115,000
115,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	120,175
Total Commercial Services	$ 473,312
Cosmetics/Personal Care - 0.0%†
75,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$ 79,687
Total Cosmetics/Personal Care	$ 79,687
Diversified Financial Services - 0.4%
145,000	Air Lease Corp., 3.125%, 12/1/30	$ 144,891
225,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	241,875
18,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	19,055
300,000	Capital One Financial Corp., 3.75%, 4/24/24	326,764
110,000	Capital One Financial Corp., 4.25%, 4/30/25	122,825
45,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	44,535
15,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	15,675
305,000	OneMain Finance Corp., 4.0%, 9/15/30	295,088
185,000	Raymond James Financial, Inc., 3.75%, 4/1/51	197,372
90,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	88,450
Total Diversified Financial Services	$1,496,530
Electric - 0.9%
190,000	AES Corp., 2.45%, 1/15/31 (144A)	$ 183,490
60,000	AES Corp., 3.95%, 7/15/30 (144A)	64,548
125,000	American Electric Power Co., Inc., 4.3%, 12/1/28	142,371
529,000	Calpine Corp., 3.75%, 3/1/31 (144A)	505,116
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	263,667
76,000(c)	Dominion Energy, Inc., 3.071%, 8/15/24	81,021
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	285,206
230,000	Edison International, 2.95%, 3/15/23	238,086
200,000(e)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	233,500
310,000	Iberdrola International BV, 6.75%, 7/15/36	460,940
121,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	119,917
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	404,812
25,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	25,312
145,000	Puget Energy, Inc., 4.1%, 6/15/30	159,241
215,000	Sempra Energy, 3.4%, 2/1/28	232,988
90,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	90,450
100,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	103,655
200,000	Virginia Electric & Power Co., 4.45%, 2/15/44	240,449
Total Electric	$3,834,769
Electronics - 0.1%
220,000	Amphenol Corp., 3.125%, 9/15/21	$ 221,647
35,000	TTM Technologies, Inc., 4.0%, 3/1/29 (144A)	35,044
Total Electronics	$ 256,691
Energy-Alternate Sources - 0.0%†
46,807	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$ 53,403
Total Energy-Alternate Sources	$ 53,403
Engineering & Construction - 0.0%†
118,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	$ 119,770
Total Engineering & Construction	$ 119,770
Principal Amount USD ($)	Value
Entertainment - 0.0%†
25,000	Boyne USA, Inc., 4.75%, 5/15/29 (144A)	$ 25,688
Total Entertainment	$ 25,688
Environmental Control - 0.1%
210,000	Covanta Holding Corp., 5.0%, 9/1/30	$ 215,512
Total Environmental Control	$ 215,512
Food - 0.2%
200,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	$ 194,802
350,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	352,684
155,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	154,595
4,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	4,634
Total Food	$ 706,715
Forest Products & Paper - 0.0%†
55,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 55,416
41,000	International Paper Co., 7.3%, 11/15/39	61,675
Total Forest Products & Paper	$ 117,091
Gas - 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 347,801
250,000	Southern California Gas Co., 5.125%, 11/15/40	317,409
Total Gas	$ 665,210
Hand/Machine Tools - 0.0%†
96,000	Kennametal, Inc., 2.8%, 3/1/31	$ 95,125
Total Hand/Machine Tools	$ 95,125
Healthcare-Products - 0.1%
140,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	$ 159,294
350,000	Smith & Nephew Plc, 2.032%, 10/14/30	333,623
Total Healthcare-Products	$ 492,917
Healthcare-Services - 0.1%
400,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	$ 385,146
108,000	Health Care Service Corp. A Mutual Legal Reserve Co., 3.2%, 6/1/50 (144A)	105,605
Total Healthcare-Services	$ 490,751
Home Furnishings - 0.0%†
55,000	Tempur Sealy International, Inc., 4.0%, 4/15/29 (144A)	$ 55,706
Total Home Furnishings	$ 55,706
Insurance - 1.0%
250,000	AXA SA, 8.6%, 12/15/30	$ 379,005
50,000(e)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	61,123
225,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	248,357
875,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	1,334,351
115,000	Nationwide Financial Services, Inc., 3.9%, 11/30/49 (144A)	121,843
250,000	Nationwide Financial Services, Inc., 5.3%, 11/18/44 (144A)	304,612
270,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	289,419
270,000(e)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	260,550
305,000	Prudential Financial, Inc., 3.0%, 3/10/40	305,195
250,000	Prudential Financial, Inc., 3.878%, 3/27/28	283,680
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	126,376
110,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	136,865
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	29,169
40,000	Willis North America, Inc., 2.95%, 9/15/29	41,845
Total Insurance	$3,922,390
Internet - 0.0%†
50,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$ 49,687
Total Internet	$ 49,687
Lodging - 0.0%†
110,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	$ 110,275
Total Lodging	$ 110,275
Machinery-Diversified - 0.2%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 507,560
180,000	CNH Industrial Capital LLC, 1.95%, 7/2/23	185,026
Total Machinery-Diversified	$ 692,586
Media - 0.2%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 6/1/33 (144A)	$ 125,978
170,000	Comcast Corp., 4.15%, 10/15/28	195,472
200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	195,500
62,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	33,635
350,000	Walt Disney Co., 3.8%, 3/22/30	391,313
Total Media	$ 941,898
Mining - 0.2%
200,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 198,759
250,000	Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	322,130
311,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	323,051
Total Mining	$ 843,940
Miscellaneous Manufacturers - 0.0%†
50,000	Hillenbrand, Inc., 3.75%, 3/1/31	$ 49,562
Total Miscellaneous Manufacturers	$ 49,562
Principal Amount USD ($)	Value
Multi-National - 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	$ 393,957
Total Multi-National	$ 393,957
Oil & Gas - 0.3%
385,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$ 487,193
45,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	46,350
95,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	101,439
30,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	31,425
70,000	Phillips 66, 2.15%, 12/15/30	66,649
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	273,368
80,000	Valero Energy Corp., 2.15%, 9/15/27	79,556
162,000	Valero Energy Corp., 6.625%, 6/15/37	211,650
Total Oil & Gas	$1,297,630
Packaging & Containers - 0.0%†
100,000	TriMas Corp., 4.125%, 4/15/29 (144A)	$ 99,749
Total Packaging & Containers	$ 99,749
Pharmaceuticals - 0.6%
618,000	AbbVie, Inc., 3.2%, 11/21/29	$ 660,277
117,000	AbbVie, Inc., 4.05%, 11/21/39	130,839
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	223,135
250,000	Cardinal Health, Inc., 4.9%, 9/15/45	294,221
135,000	Cigna Corp., 4.375%, 10/15/28	154,340
90,512	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	99,449
85,432	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	101,163
67,488	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	88,322
200,000	Organon Finance 1 LLC, 4.125%, 4/30/28 (144A)	204,898
400,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	436,000
Total Pharmaceuticals	$2,392,644
Pipelines - 0.9%
120,000	Cheniere Energy Partners LP, 4.0%, 3/1/31 (144A)	$ 122,100
40,000	Enable Midstream Partners LP, 4.15%, 9/15/29	42,602
68,000	Enable Midstream Partners LP, 4.4%, 3/15/27	74,388
332,000	Enable Midstream Partners LP, 4.95%, 5/15/28	370,851
225,000	Enbridge, Inc., 3.7%, 7/15/27	246,267
210,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	176,925
47,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	40,537
85,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	87,975
280,000	MPLX LP, 4.25%, 12/1/27	314,130
105,000	MPLX LP, 4.875%, 12/1/24	117,696
55,000	MPLX LP, 4.875%, 6/1/25	61,996
400,000	Phillips 66 Partners LP, 3.75%, 3/1/28	430,597
125,000(b)(e)	Plains All American Pipeline LP, 6.125% (3 Month USD LIBOR + 411 bps)	103,750
125,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	124,465
290,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	333,296
300,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	321,438
205,000	Williams Cos., Inc., 5.75%, 6/24/44	253,642
242,000	Williams Cos., Inc., 7.75%, 6/15/31	323,898
Total Pipelines	$3,546,553
Real Estate - 0.1%
250,000(b)(e)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$ 263,477
Total Real Estate	$ 263,477
REITs - 0.6%
125,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$ 115,224
50,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	54,462
145,000	Corporate Office Properties LP, 2.75%, 4/15/31	143,028
300,000	Duke Realty LP, 3.75%, 12/1/24	327,502
399,000	Healthcare Realty Trust, Inc., 2.05%, 3/15/31	378,963
265,000	Healthcare Trust of America Holdings LP, 3.1%, 2/15/30	277,544
82,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	81,777
160,000	iStar, Inc., 4.25%, 8/1/25	162,144
65,000	iStar, Inc., 4.75%, 10/1/24	67,763
40,000	iStar, Inc., 5.5%, 2/15/26	41,400
110,000	Lexington Realty Trust, 2.7%, 9/15/30	109,396
160,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	159,635
205,000	UDR, Inc., 1.9%, 3/15/33	188,082
140,000	UDR, Inc., 4.4%, 1/26/29	159,245
Total REITs	$2,266,165
Retail - 0.3%
240,000	7-Eleven, Inc., 1.8%, 2/10/31 (144A)	$ 226,888
240,000	7-Eleven, Inc., 2.8%, 2/10/51 (144A)	216,950
250,000	AutoNation, Inc., 4.75%, 6/1/30	291,360
65,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	64,837
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	539,524
Total Retail	$1,339,559
Semiconductors - 0.1%
60,000	Broadcom, Inc., 4.3%, 11/15/32	$ 66,181
Principal Amount USD ($)	Value
Semiconductors - (continued)
391,000	Broadcom, Inc., 5.0%, 4/15/30	$ 450,211
Total Semiconductors	$ 516,392
Software - 0.2%
415,000	Citrix Systems, Inc., 3.3%, 3/1/30	$ 433,256
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	178,054
Total Software	$ 611,310
Telecommunications - 0.4%
448,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	$ 436,800
130,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	134,063
110,000	Lumen Technologies, Inc., 5.8%, 3/15/22	113,465
215,000	Motorola Solutions, Inc., 2.3%, 11/15/30	207,653
95,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	93,575
625,000	T-Mobile USA, Inc., 2.55%, 2/15/31 (144A)	614,831
230,000	Verizon Communications, Inc., 3.55%, 3/22/51	233,213
Total Telecommunications	$1,833,600
Transportation - 0.3%
150,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$ 196,025
250,000	FedEx Corp., 4.55%, 4/1/46	290,628
370,000	Union Pacific Corp., 3.375%, 2/1/35	398,091
350,000	United Parcel Service, Inc., 4.45%, 4/1/30	413,768
Total Transportation	$1,298,512
Trucking & Leasing - 0.1%
195,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 1.7%, 6/15/26 (144A)	$ 196,003
165,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	173,365
99,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	111,227
Total Trucking & Leasing	$ 480,595
Water - 0.0%†
75,000	Essential Utilities, Inc., 3.566%, 5/1/29	$ 81,722
Total Water	$ 81,722
TOTAL CORPORATE BONDS
(Cost $39,914,363)	$41,835,282
FOREIGN GOVERNMENT BONDS - 0.1% of Net Assets
Mexico - 0.1%
300,000	Mexico Government International Bond, 4.6%, 2/10/48	$ 308,823
Total Mexico	$ 308,823
Philippines - 0.0%†
200,000	Philippine Government International Bond, 5.0%, 1/13/37	$ 250,333
Total Philippines	$ 250,333
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $537,190)	$ 559,156
INSURANCE-LINKED SECURITIES - 0.4% of Net Assets#
Event Linked Bonds - 0.4%
Health - U.S. - 0.0%†
250,000(d)	Vitality Re X, 1.758% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 248,750

Multiperil - U.S. - 0.2%
250,000(d)	Easton Re Pte, 4.008% (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	$ 251,400
250,000(d)	Residential Reinsurance 2017, 5.938% (3 Month U.S. Treasury Bill + 593 bps), 12/6/21 (144A)	249,725
250,000(d)	Tailwind Re 2017-1, 7.658% (3 Month U.S. Treasury Bill + 765 bps), 1/8/22 (144A)	252,000
$ 753,125
Multiperil - U.S. & Canada - 0.1%
250,000(d)	Mona Lisa Re, 8.008% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$ 253,350
Windstorm - U.S. - 0.1%
250,000(d)	Bonanza Re, 4.758% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 252,550
Total Event Linked Bonds	$1,507,775
Face Amount USD ($)	Value
Collateralized Reinsurance - 0.0%†
Multiperil - Worldwide - 0.0%†
250,000+(a)(g)	Resilience Re, 10/6/21	$ 25
Total Collateralized Reinsurance	$ 25
Reinsurance Sidecars - 0.0%†
Multiperil - Worldwide - 0.0%†
250,000+(a)(g)	Bantry Re 2016, 3/31/22	$ 20,150
100,000+(a)(h)	Lorenz Re 2018, 7/1/21	1,070
100,000+(a)(g)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	56,333
$ 77,553
Total Reinsurance Sidecars	$ 77,553
TOTAL INSURANCE-LINKED SECURITIES
(Cost $1,643,484)	$1,585,353
Principal Amount USD ($)	Value
MUNICIPAL BONDS - 0.1% of Net Assets(i)
Municipal Education - 0.0%†
100,000	Massachusetts Development Finance Agency, Series B, 4.844%, 9/1/43	$ 122,565
Total Municipal Education	$ 122,565
Municipal General - 0.0%†
100,000(j)	Central Texas Regional Mobility Authority, 1/1/25	$ 95,826
Total Municipal General	$ 95,826
Municipal Higher Education - 0.1%
200,000(k)	University of California, Series AG, 4.062%, 5/15/33	$ 209,810
Total Municipal Higher Education	$ 209,810
Municipal Medical - 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 113,182
Total Municipal Medical	$ 113,182
TOTAL MUNICIPAL BONDS
(Cost $482,080)	$ 541,383
SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.2% of Net Assets*(d)
Broadcasting & Entertainment - 0.0%†
107,120	Sinclair Television Group, Inc., Tranche B Term Loan, 2.37% (LIBOR + 225 bps), 1/3/24	$ 106,451
Total Broadcasting & Entertainment	$ 106,451
Computers & Electronics - 0.1%
169,750	Iron Mountain Information Management LLC, Incremental Term B Loan, 1.863% (LIBOR + 175 bps), 1/2/26	$ 168,371
Total Computers & Electronics	$ 168,371
Forest Products - 0.0%†
110,000	Schweitzer-Mauduit International, Inc., Term B Loan, 4.5% (LIBOR + 375 bps), 2/9/28	$ 109,312
Total Forest Products	$ 109,312
Insurance - 0.0%†
96,985	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.203% (LIBOR + 300 bps), 5/16/24	$ 96,076
Total Insurance	$ 96,076
Leasing - 0.1%
73,532	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$ 72,495
130,950	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.94% (LIBOR + 375 bps), 9/11/23	129,837
Total Leasing	$ 202,332
Professional & Business Services - 0.0%†
79,124	SIWF Holdings, Inc., (aka Spring Window Fashions), First Lien Initial Term Loan, 4.363% (LIBOR + 425 bps), 6/15/25	$ 79,134
Total Professional & Business Services	$ 79,134
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
(Cost $765,371)	$ 761,676
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.9% of Net Assets
1,000,000	Fannie Mae, 1.5%, 5/1/36 (TBA)	$1,011,875
1,000,000	Fannie Mae, 1.5%, 6/1/36 (TBA)	1,010,234
900,000	Fannie Mae, 2.0%, 5/1/51 (TBA)	929,391
2,000,000	Fannie Mae, 2.0%, 5/1/51 (TBA)	2,018,516
26,960	Fannie Mae, 2.5%, 3/1/43	28,163
18,422	Fannie Mae, 2.5%, 4/1/43	19,254
8,262	Fannie Mae, 2.5%, 8/1/43	8,622
18,318	Fannie Mae, 2.5%, 4/1/45	19,087
26,436	Fannie Mae, 2.5%, 4/1/45	27,547
19,939	Fannie Mae, 2.5%, 8/1/45	20,707
4,000,000	Fannie Mae, 2.5%, 5/1/51 (TBA)	4,148,125
4,000,000	Fannie Mae, 2.5%, 6/1/51 (TBA)	4,138,920
54,212	Fannie Mae, 3.0%, 10/1/30	57,487
14,585	Fannie Mae, 3.0%, 2/1/43	15,585
136,190	Fannie Mae, 3.0%, 6/1/45	145,690
797,798	Fannie Mae, 3.0%, 7/1/45	841,514
6,140	Fannie Mae, 3.0%, 5/1/46	6,530
7,367	Fannie Mae, 3.0%, 10/1/46	7,893
3,825	Fannie Mae, 3.0%, 1/1/47	4,075
23,600	Fannie Mae, 3.0%, 7/1/49	25,163
5,200,000	Fannie Mae, 3.0%, 5/1/51 (TBA)	5,445,459
576,573	Fannie Mae, 3.5%, 7/1/43	631,832
157,258	Fannie Mae, 3.5%, 1/1/47	169,953
13,842	Fannie Mae, 3.5%, 2/1/49	14,689
22,228	Fannie Mae, 3.5%, 4/1/49	23,471
223,287	Fannie Mae, 3.5%, 5/1/49	244,129
342,944	Fannie Mae, 3.5%, 5/1/49	376,739
322,695	Fannie Mae, 3.5%, 6/1/49	355,534
2,000,000	Fannie Mae, 3.5%, 6/1/51 (TBA)	2,125,576
108,187	Fannie Mae, 4.0%, 10/1/40	120,565
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
190,292	Fannie Mae, 4.0%, 3/1/41	$ 209,951
42,421	Fannie Mae, 4.0%, 5/1/42	46,735
265,961	Fannie Mae, 4.0%, 6/1/42	294,853
85,045	Fannie Mae, 4.0%, 9/1/42	93,567
167,474	Fannie Mae, 4.0%, 7/1/43	179,831
59,579	Fannie Mae, 4.0%, 8/1/43	65,410
122,860	Fannie Mae, 4.0%, 8/1/43	134,910
44,940	Fannie Mae, 4.0%, 4/1/47	49,091
10,325	Fannie Mae, 4.0%, 6/1/47	11,205
19,955	Fannie Mae, 4.0%, 6/1/47	21,800
244,495	Fannie Mae, 4.0%, 3/1/48	262,673
1,500,000	Fannie Mae, 4.0%, 5/1/51 (TBA)	1,611,416
176,821	Fannie Mae, 4.5%, 6/1/40	197,114
127,836	Fannie Mae, 4.5%, 4/1/41	144,326
177,136	Fannie Mae, 4.5%, 12/1/43	197,863
463,758	Fannie Mae, 4.5%, 5/1/49	512,209
272,914	Fannie Mae, 4.5%, 4/1/50	298,795
4,000,000	Fannie Mae, 4.5%, 5/1/51 (TBA)	4,358,233
2,000,000	Fannie Mae, 4.5%, 6/1/51 (TBA)	2,180,342
93,079	Fannie Mae, 5.0%, 5/1/31	105,583
32,884	Fannie Mae, 5.0%, 6/1/49	36,358
14,774	Fannie Mae, 5.0%, 10/1/49	16,342
4,728	Fannie Mae, 5.5%, 3/1/23	4,850
2,503	Fannie Mae, 5.5%, 3/1/34	2,801
6,616	Fannie Mae, 5.5%, 12/1/34	7,605
40,141	Fannie Mae, 5.5%, 10/1/35	46,515
14,342	Fannie Mae, 5.5%, 12/1/35	16,566
18,314	Fannie Mae, 5.5%, 12/1/35	21,273
10,887	Fannie Mae, 5.5%, 5/1/37	12,606
76,431	Fannie Mae, 5.5%, 5/1/38	89,155
427	Fannie Mae, 6.0%, 9/1/29	488
1,306	Fannie Mae, 6.0%, 8/1/32	1,553
6,115	Fannie Mae, 6.0%, 12/1/33	6,883
6,796	Fannie Mae, 6.0%, 10/1/37	7,979
4,446	Fannie Mae, 6.0%, 12/1/37	5,268
8,811	Fannie Mae, 6.5%, 4/1/29	9,751
3,268	Fannie Mae, 6.5%, 7/1/29	3,672
12,083	Fannie Mae, 6.5%, 5/1/32	13,918
11,390	Fannie Mae, 6.5%, 9/1/32	13,426
4,475	Fannie Mae, 6.5%, 10/1/32	5,127
9,463	Fannie Mae, 7.0%, 1/1/36	11,034
48,043	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	51,425
84,303	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	90,240
52,267	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	55,897
105,938	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	113,051
25,401	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	27,036
203,623	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	219,547
9,519	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	10,148
131,304	Federal Home Loan Mortgage Corp., 3.5%, 3/1/42	143,043
136,771	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	149,510
138,922	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	150,834
139,160	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	151,475
12,471	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	13,519
162,463	Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	180,198
233,855	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	257,737
237,031	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	261,240
146,884	Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	161,887
27,493	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	30,040
36,825	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	40,309
73,982	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	80,342
25,491	Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	28,400
88,312	Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	99,183
42,320	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	47,536
89,610	Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	99,978
20,502	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	23,721
17,216	Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	19,911
4,072	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	4,713
10,667	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	12,345
38,500	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	42,580
517,334	Federal Home Loan Mortgage Corp., 5.0%, 12/1/49	571,809
11,276	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	13,127
7,131	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	8,391
12,992	Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	15,334
4,850	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	5,723
70,673	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	73,726
2,000,000	Government National Mortgage Association, 2.0%, 5/1/51 (TBA)	2,039,531
3,000,000	Government National Mortgage Association, 2.5%, 5/1/51 (TBA)	3,116,719
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
400,000	Government National Mortgage Association, 3.0%, 5/1/51 (TBA)	$ 418,506
400,000	Government National Mortgage Association, 3.5%, 5/1/51 (TBA)	424,187
700,000	Government National Mortgage Association, 4.0%, 5/1/51 (TBA)	748,603
500,000	Government National Mortgage Association, 4.5%, 5/1/51 (TBA)	541,029
105,543	Government National Mortgage Association I, 3.5%, 11/15/41	114,366
14,147	Government National Mortgage Association I, 3.5%, 10/15/42	15,207
177,367	Government National Mortgage Association I, 4.0%, 9/15/41	194,642
30,881	Government National Mortgage Association I, 4.0%, 4/15/45	33,833
62,292	Government National Mortgage Association I, 4.0%, 6/15/45	69,022
33,088	Government National Mortgage Association I, 4.5%, 5/15/39	37,564
6,892	Government National Mortgage Association I, 5.5%, 8/15/33	7,995
9,823	Government National Mortgage Association I, 5.5%, 9/15/33	10,947
10,526	Government National Mortgage Association I, 6.0%, 10/15/33	12,255
9,347	Government National Mortgage Association I, 6.0%, 9/15/34	10,519
39,684	Government National Mortgage Association I, 6.0%, 9/15/38	47,018
5,406	Government National Mortgage Association I, 6.5%, 10/15/28	6,048
16,121	Government National Mortgage Association I, 6.5%, 5/15/31	18,035
9,365	Government National Mortgage Association I, 6.5%, 6/15/32	10,988
12,980	Government National Mortgage Association I, 6.5%, 12/15/32	15,292
13,055	Government National Mortgage Association I, 6.5%, 5/15/33	14,605
187	Government National Mortgage Association I, 7.0%, 8/15/28	208
2,467	Government National Mortgage Association I, 8.0%, 2/15/30	2,477
41,878	Government National Mortgage Association II, 4.5%, 9/20/44	45,212
21,205	Government National Mortgage Association II, 4.5%, 10/20/44	23,745
45,481	Government National Mortgage Association II, 4.5%, 11/20/44	51,022
15,750	Government National Mortgage Association II, 5.5%, 2/20/34	18,442
25,076	Government National Mortgage Association II, 6.5%, 11/20/28	28,467
1,308	Government National Mortgage Association II, 7.5%, 9/20/29	1,516
7,000,000(j)	U.S. Treasury Bills, 5/4/21	6,999,999
15,000,000(j)	U.S. Treasury Bills, 5/13/21	14,999,990
6,000,000(j)	U.S. Treasury Bills, 5/20/21	5,999,972
10,000,000(j)	U.S. Treasury Bills, 5/27/21	9,999,967
1,481,704	U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	1,524,689
427,009	U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	454,447
1,084,712	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	1,371,285
992,959	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	1,263,101
1,250,000	U.S. Treasury Notes, 0.375%, 4/30/25	1,238,379
1,550,000	U.S. Treasury Notes, 1.125%, 2/15/31	1,479,281
2,500,000	U.S. Treasury Notes, 1.5%, 2/15/30	2,490,918
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $93,614,223)	$94,455,385
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 106.4%
(Cost $355,592,226)	$439,462,122
Shares	Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
AFFILIATED ISSUER - 0.2%
CLOSED-END FUND - 0.2% of Net Assets
110,371(l)	Pioneer ILS Interval Fund	$ 48,740	$ –	$ (3,311)	$ 945,879
TOTAL CLOSED-END FUND
(Cost $1,123,856)	$ 945,879
TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.2%
(Cost $1,123,856)	$ 945,879
OTHER ASSETS AND LIABILITIES - (6.6)%	$(27,178,136)
NET ASSETS - 100.0%	$413,229,865

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2021, the value of these securities amounted to $49,029,193, or 11.9% of net assets.

(A.D.R.)	American Depositary Receipts.
(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2021.

+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at April 30, 2021.
(d)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2021.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2021.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management, Inc., (the "Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2016	8/13/2020	$ 20,150	$ 20,150
Bonanza Re	11/17/2020	250,000	252,550
Easton Re Pte	11/17/2020	250,000	251,400
Lorenz Re 2018	8/13/2020	22,689	1,070
Mona Lisa Re	3/26/2020	250,000	253,350
Residential Reinsurance 2017	3/26/2020	250,000	249,725
Resilience Re	8/13/2020	817	25
Sector Re V	3/26/2020	100,000	56,333
Tailwind Re 2017-1	3/26/2020	250,000	252,000
Vitality Re X	3/3/2021	249,828	248,750
Total Restricted Securities			$1,585,353
% of Net assets			0.4%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
54	U.S. 2 Year Note (CBT)	6/30/21	$11,930,180	$11,920,922	$(9,258)
15	U.S. 5 Year Note (CBT)	6/30/21	1,874,070	1,859,062	(15,008)
7	U.S. Long Bond (CBT)	6/21/21	1,081,063	1,100,750	19,687
27	U.S. Ultra Bond (CBT)	6/21/21	5,116,047	5,019,469	(96,578)
			$20,001,360	$19,900,203	$(101,157)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
12	U.S. 10 Year Note (CBT)	6/21/21	$(1,597,344)	$(1,584,375)	$12,969
14	U.S. 10 Year Ultra	6/21/21	(2,042,656)	(2,037,656)	5,000
			$(3,640,000)	$(3,622,031)	$17,969

TOTAL FUTURES CONTRACTS			$16,361,360	$16,278,172	$(83,188)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$261,242,820	$–	$–	$261,242,820
Convertible Preferred Stock	1,765,032	–	–	1,765,032
Asset Backed Securities	–	10,725,388	–	10,725,388
Collateralized Mortgage Obligations	–	16,383,535	–	16,383,535
Commercial Mortgage-Backed Securities	–	9,607,112	–	9,607,112
Corporate Bonds	–	41,835,282	–	41,835,282
Foreign Government Bonds	–	559,156	–	559,156
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	25	25
Reinsurance Sidecars
Multiperil - Worldwide	–	–	77,553	77,553
All Other Insurance-Linked Securities	–	1,507,775	–	1,507,775

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$541,383	$–	$541,383
Senior Secured Floating Rate Loan Interests	–	761,676	–	761,676
U.S. Government and Agency Obligations	–	94,455,385	–	94,455,385
Affiliated Closed-End Fund	–	945,879	–	945,879
Total Investments in Securities	$263,007,852	$177,322,571	$77,578	$440,408,001
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(83,188)	$–	$–	$(83,188)
Total Other Financial Instruments	$(83,188)	$–	$–	$(83,188)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 7/31/20	$ 71,650
Realized gain (loss)	--
Changed in unrealized appreciation (depreciation)	10,575
Accrued discounts/premiums	--
Purchases	--
Sales	(4,647)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 4/30/21	$ 77,578

*	Transfers are calculated on the beginning of period value. During the nine months ended April 30, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2021: $10,575.

Pioneer Balanced ESG Fund | 4/30/21